Income tax benefit (expense) - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Tonnage tax expense	$ 4,343	$ 3,346	$ 3,459